PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 41.5%
Basic Materials : 1.4%
528,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 $ 532,967
0.2
533,000  Albemarle Corp.,
4.650%,
06/01/2027 533,796
0.2
173,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2026 175,148
0.1
289,000  Eastman Chemical Co.,
5.000%,
08/01/2029 294,442
0.1
449,000  Ecolab, Inc., 4.300%,
06/15/2028 452,736
0.1
501,000  EIDP, Inc., 4.500%,
05/15/2026 501,957
0.2
326,000  Nucor Corp., 4.650%,
06/01/2030 331,258
0.1
54,000  Nutrien Ltd., 4.900%,
03/27/2028 54,968
0.0
327,000  Nutrien Ltd., 5.200%,
06/21/2027 332,372
0.1
235,000  Rio Tinto Finance
USA PLC, 4.500%,
03/14/2028 237,657
0.1
74,000  Rio Tinto Finance
USA PLC, 4.875%,
03/14/2030 75,851
0.0
408,000  Sherwin-Williams Co.,
4.300%,
08/15/2028 410,163
0.1
259,000  Sherwin-Williams Co.,
4.500%,
08/15/2030 260,824
0.1
4,194,139
1.4
Communications : 2.0%
220,000  Alphabet, Inc., 1.100%,
08/15/2030 192,753
0.1
103,000  AppLovin Corp.,
5.125%,
12/01/2029 105,395
0.0
646,000  AT&T, Inc., 1.700%,
03/25/2026 638,502
0.2
440,000  Cisco Systems, Inc.,
4.550%,
02/24/2028 446,877
0.2
215,000  Cisco Systems, Inc.,
4.750%,
02/24/2030 220,691
0.1
308,000  Comcast Corp.,
4.550%,
01/15/2029 312,081
0.1
425,000  Meta Platforms, Inc.,
4.300%,
08/15/2029 430,566
0.2
216,000
(1)
NBN Co. Ltd., 5.750%,
10/06/2028 226,022
0.1
418,000
(1)
NTT Finance Corp.,
4.567%,
07/16/2027 421,073
0.1
232,000
(1)
NTT Finance Corp.,
4.620%,
07/16/2028 234,332
0.1
420,000  Rogers
Communications, Inc.,
5.000%,
02/15/2029 428,114
0.1
835,000  Sprint Capital Corp.,
6.875%,
11/15/2028 898,329
0.3
391,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 372,839
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
194,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 $ 192,501
0.1
135,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 131,103
0.0
181,000  T-Mobile USA, Inc.,
4.950%,
03/15/2028 184,507
0.1
235,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 235,854
0.1
5,671,539
2.0
Consumer, Cyclical : 4.8%
815,000
(1)
Alimentation Couche-
Tard, Inc., 4.148%,
09/29/2028 815,295
0.3
240,000  American Honda
Finance Corp., GMTN,
4.450%,
10/22/2027 242,140
0.1
140,000  American Honda
Finance Corp., MTN,
1.300%,
09/09/2026 136,578
0.0
428,000
(1)
BMW US Capital LLC,
1.250%,
08/12/2026 418,148
0.1
259,000
(1)(2)
BMW US Capital LLC,
4.150%,
08/11/2027 259,376
0.1
162,000
(1)
BMW US Capital LLC,
4.500%,
08/11/2030 162,291
0.1
195,000  BorgWarner, Inc.,
4.950%,
08/15/2029 199,183
0.1
210,000
(1)
Denso Corp., 4.420%,
09/11/2029 211,265
0.1
425,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 418,134
0.1
200,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 203,011
0.1
314,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 314,439
0.1
226,000  General Motors
Financial Co., Inc.,
5.050%,
04/04/2028 229,695
0.1
651,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 652,100
0.2
268,000  General Motors
Financial Co., Inc.,
5.400%,
04/06/2026 269,521
0.1
637,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 658,004
0.2
345,000  Home Depot, Inc.,
3.750%,
09/15/2028 343,842
0.1
767,000  Home Depot, Inc.,
4.875%,
06/25/2027 779,975
0.3
389,000  Honda Motor Co. Ltd.,
2.534%,
03/10/2027 380,726
0.1
397,000  Honda Motor Co. Ltd.,
4.436%,
07/08/2028 399,411
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
164,000  Hyatt Hotels Corp.,
5.050%,
03/30/2028 $ 166,709
0.1
462,000
(1)(2)
Hyundai Capital
America, 1.300%,
01/08/2026 458,273
0.2
410,000
(1)
Hyundai Capital
America, 4.250%,
09/18/2028 409,213
0.1
307,000
(1)(2)
Hyundai Capital
America, 5.650%,
06/26/2026 309,920
0.1
159,000
(1)
Hyundai Capital
America, 5.950%,
09/21/2026 161,558
0.1
507,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 530,452
0.2
299,000
(1)
Hyundai Capital
America, 6.250%,
11/03/2025 299,446
0.1
857,000  Lowe's Cos., Inc.,
3.350%,
04/01/2027 849,012
0.3
570,000
(2)
Lowe's Cos., Inc.,
4.000%,
10/15/2028 568,874
0.2
270,000  Marriott International,
Inc., 4.200%,
07/15/2027 270,937
0.1
260,000  McDonald's Corp.,
4.400%,
02/12/2031 260,840
0.1
245,000  PACCAR Financial
Corp., 4.000%,
08/08/2028 245,751
0.1
135,000  PACCAR Financial
Corp., 4.000%,
09/26/2029 134,995
0.0
658,000  Toll Brothers Finance
Corp., 4.350%,
02/15/2028 660,106
0.2
506,000  Toyota Motor Credit
Corp., 5.400%,
11/20/2026 514,238
0.2
125,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 126,083
0.0
424,000  Toyota Motor Credit
Corp. B, 5.000%,
03/19/2027 430,877
0.2
36,509  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 37,555
0.0
200,000
(1)
Volkswagen Group of
America Finance LLC,
4.550%,
09/11/2028 200,688
0.1
134,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 132,275
0.0
13,860,936
4.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 5.5%
170,000  AbbVie, Inc., 3.200%,
11/21/2029 $ 164,056
0.0
192,000  AbbVie, Inc., 4.800%,
03/15/2029 196,391
0.1
821,000  Amgen, Inc., 5.150%,
03/02/2028 840,290
0.3
700,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 708,954
0.2
201,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 202,462
0.1
165,000  Cardinal Health, Inc.,
5.000%,
11/15/2029 169,250
0.1
160,000  Cardinal Health, Inc.,
5.125%,
02/15/2029 164,632
0.0
195,000
(1)
Cargill, Inc., 3.625%,
04/22/2027 194,186
0.1
114,000  Cigna Group, 1.250%,
03/15/2026 112,438
0.0
236,000  Cigna Group, 2.375%,
03/15/2031 212,392
0.1
190,000  Cigna Group, 4.500%,
09/15/2030 190,624
0.1
233,000
(1)
CSL Finance PLC,
3.850%,
04/27/2027 232,393
0.1
595,000  CVS Health Corp.,
5.400%,
06/01/2029 615,409
0.2
242,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 246,656
0.1
635,000  Eli Lilly & Co., 4.000%,
10/15/2028 636,252
0.2
516,000  Eli Lilly & Co., 4.550%,
02/12/2028 523,802
0.2
112,000  Eli Lilly & Co., 4.750%,
02/12/2030 114,935
0.0
440,000
(1)
EMD Finance LLC,
4.125%,
08/15/2028 440,214
0.1
296,000
(1)
ERAC USA Finance
LLC, 5.000%,
02/15/2029 303,702
0.1
316,000  GE HealthCare
Technologies, Inc.,
5.600%,
11/15/2025 316,146
0.1
192,000  Gilead Sciences, Inc.,
4.800%,
11/15/2029 197,116
0.1
149,000  GlaxoSmithKline
Capital, Inc., 4.500%,
04/15/2030 150,861
0.0
163,000  Global Payments, Inc.,
1.200%,
03/01/2026 160,868
0.0
275,000  HCA, Inc., 5.875%,
02/01/2029 286,373
0.1
215,000  Hershey Co., 4.750%,
02/24/2030 220,271
0.1
420,000  Humana, Inc., 5.750%,
03/01/2028 433,335
0.1
200,000
(1)
Imperial Brands
Finance PLC, 4.500%,
06/30/2028 201,341
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
515,000  Johnson & Johnson,
4.550%,
03/01/2028 $ 525,315
0.2
170,000  Laboratory Corp. of
America Holdings,
4.350%,
04/01/2030 170,091
0.1
426,000
(1)
Mars, Inc., 4.600%,
03/01/2028 431,301
0.1
121,000
(1)
Mars, Inc., 4.800%,
03/01/2030 123,316
0.0
108,000  McKesson Corp.,
4.250%,
09/15/2029 108,493
0.0
215,000  Novartis Capital Corp.,
3.800%,
09/18/2029 214,129
0.1
384,000  PepsiCo, Inc., 4.100%,
01/15/2029 385,523
0.1
348,000
(2)
PepsiCo, Inc., 4.300%,
07/23/2030 350,307
0.1
505,000  Philip Morris
International, Inc.,
4.125%,
04/28/2028 506,051
0.2
162,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 165,543
0.1
245,000  Quanta Services, Inc.,
4.300%,
08/09/2028 246,247
0.1
195,000  Quanta Services, Inc.,
4.750%,
08/09/2027 197,315
0.1
474,000  Quest Diagnostics, Inc.,
4.600%,
12/15/2027 479,984
0.2
192,000  RELX Capital, Inc.,
4.750%,
03/27/2030 196,043
0.1
448,000
(1)
Roche Holdings, Inc.,
5.338%,
11/13/2028 465,516
0.2
280,000  S&P Global, Inc.,
2.700%,
03/01/2029 267,585
0.1
519,000  Smith & Nephew PLC,
5.150%,
03/20/2027 526,252
0.2
88,000  Solventum Corp.,
5.400%,
03/01/2029 90,834
0.0
320,000  Stryker Corp., 3.650%,
03/07/2028 317,213
0.1
516,000  Stryker Corp., 4.700%,
02/10/2028 523,637
0.2
95,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 98,298
0.0
544,000  UnitedHealth Group,
Inc., 2.950%,
10/15/2027 533,414
0.2
180,000  UnitedHealth Group,
Inc., 4.800%,
01/15/2030 183,936
0.1
295,000  Zimmer Biomet
Holdings, Inc., 5.050%,
02/19/2030 303,459
0.1
188,000  Zoetis, Inc., 4.150%,
08/17/2028 188,676
0.1
15,833,827
5.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy : 1.6%
339,000  Chevron USA, Inc.,
4.050%,
08/13/2028 $ 340,798
0.1
163,000  Chevron USA, Inc.,
4.300%,
10/15/2030 163,968
0.1
218,000  Chevron USA, Inc.,
4.687%,
04/15/2030 223,207
0.1
295,000  Diamondback
Energy, Inc., 5.150%,
01/30/2030 303,947
0.1
520,000  Diamondback
Energy, Inc., 5.200%,
04/18/2027 527,687
0.2
660,000  Enbridge, Inc., 4.600%,
06/20/2028 667,959
0.2
662,000  Enterprise Products
Operating LLC, 4.300%,
06/20/2028 667,276
0.2
825,000  Kinder Morgan, Inc.,
1.750%,
11/15/2026 803,794
0.3
118,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 126,518
0.0
306,000  Ovintiv Exploration, Inc.,
5.375%,
01/01/2026 306,059
0.1
495,000  Pioneer Natural
Resources Co., 1.125%,
01/15/2026 490,525
0.2
4,621,738
1.6
Financial : 13.9%
200,000  Aflac, Inc., 1.125%,
03/15/2026 197,350
0.1
360,000
(3)
American Express Co.,
4.351%,
07/20/2029 362,178
0.1
136,000
(3)
American Express Co.,
5.098%,
02/16/2028 137,841
0.0
147,000
(3)
American Express Co.,
5.282%,
07/27/2029 151,644
0.1
515,000
(3)
American Express Co.,
5.389%,
07/28/2027 520,025
0.2
651,000
(3)
American Express Co.,
5.645%,
04/23/2027 656,156
0.2
533,000  American Tower Corp.,
3.650%,
03/15/2027 529,252
0.2
91,000  American Tower Corp.,
5.250%,
07/15/2028 93,616
0.0
71,000  American Tower Corp.,
5.500%,
03/15/2028 73,195
0.0
259,000  Aon North America, Inc.,
5.125%,
03/01/2027 262,708
0.1
96,000  Aon North America, Inc.,
5.150%,
03/01/2029 98,815
0.0
238,000  Arthur J Gallagher
& Co., 4.850%,
12/15/2029 243,055
0.1
420,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 421,960
0.1
367,000
(1)
Aviation Capital
Group LLC, 5.125%,
04/10/2030 372,971
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
246,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 $ 236,728
0.1
679,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 665,512
0.2
481,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 473,744
0.2
268,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 266,307
0.1
94,000
(3)
Bank of America Corp.,
4.376%,
04/27/2028 94,354
0.0
182,000
(3)
Bank of America
Corp., MTN, 1.197%,
10/24/2026 181,652
0.1
127,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 120,320
0.0
271,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 265,456
0.1
48,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 46,248
0.0
97,000
(3)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 96,543
0.0
635,000
(2)(3)
Bank of Montreal,
4.062%,
09/22/2028 634,325
0.2
642,000  Bank of Montreal,
5.300%,
06/05/2026 647,630
0.2
60,000
(3)
Bank of New York
Mellon, 4.729%,
04/20/2029 60,998
0.0
786,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 789,921
0.3
1,000
(3)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 1,035
0.0
180,000
(3)
Bank of Nova Scotia,
4.043%,
09/15/2028 179,677
0.1
200,000
(3)
Barclays PLC, 4.476%,
11/11/2029 200,389
0.1
248,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 231,843
0.1
104,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 96,876
0.0
580,000  Brown & Brown, Inc.,
4.700%,
06/23/2028 585,850
0.2
291,000
(1)(3)
CaixaBank SA, 4.634%,
07/03/2029 293,107
0.1
143,000
(3)
Canadian Imperial Bank
of Commerce, 4.857%,
03/30/2029 145,259
0.1
412,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 401,485
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
335,000
(3)
Capital One Financial
Corp., 5.468%,
02/01/2029 $ 343,596
0.1
335,000
(3)
Capital One Financial
Corp., 5.700%,
02/01/2030 347,883
0.1
332,000  Charles Schwab Corp.,
5.875%,
08/24/2026 336,972
0.1
124,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 131,704
0.0
150,000
(3)
Citigroup, Inc., 2.572%,
06/03/2031 138,043
0.0
33,000
(3)
Citigroup, Inc., 4.786%,
03/04/2029 33,431
0.0
177,000  CME Group, Inc.,
4.400%,
03/15/2030 179,085
0.1
210,000
(1)
CNO Global Funding,
4.375%,
09/08/2028 210,217
0.1
435,000  Cooperatieve
Rabobank UA, 4.800%,
01/09/2029 445,405
0.2
668,000  Corebridge Financial,
Inc., 3.650%,
04/05/2027 662,539
0.2
245,000
(1)
Corebridge Global
Funding, 4.250%,
08/21/2028 245,245
0.1
507,000  Crown Castle, Inc.,
5.600%,
06/01/2029 527,038
0.2
126,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 126,589
0.0
64,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 64,503
0.0
906,000
(3)
Goldman Sachs
Group, Inc., 1.431%,
03/09/2027 894,454
0.3
278,000
(3)
Goldman Sachs
Group, Inc., 2.640%,
02/24/2028 272,204
0.1
261,000
(3)
Goldman Sachs
Group, Inc., 5.049%,
07/23/2030 267,588
0.1
617,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 645,672
0.2
5,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 5,322
0.0
257,000  Hanover Insurance
Group, Inc., 4.500%,
04/15/2026 257,190
0.1
334,000
(3)
HSBC Holdings PLC,
4.899%,
03/03/2029 338,888
0.1
200,000
(1)
Jackson National
Life Global Funding,
4.550%,
09/09/2030 200,364
0.1
388,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 378,255
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
518,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 $ 510,644
0.2
378,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 358,749
0.1
444,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 437,130
0.2
538,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 530,972
0.2
183,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 182,800
0.1
658,000
(3)
JPMorgan Chase & Co.,
4.505%,
10/22/2028 663,803
0.2
95,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 96,138
0.0
115,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 117,990
0.0
443,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 453,905
0.2
246,000
(3)
JPMorgan Chase & Co.,
5.040%,
01/23/2028 248,831
0.1
913,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 933,192
0.3
155,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 161,944
0.1
515,000
(3)
JPMorgan Chase & Co.,
6.070%,
10/22/2027 525,333
0.2
532,000  KeyBank NA/
Cleveland OH, 4.390%,
12/14/2027 535,104
0.2
416,000
(3)
Lloyds Banking
Group PLC, 5.985%,
08/07/2027 422,012
0.1
214,000
(1)
LPL Holdings, Inc.,
4.625%,
11/15/2027 213,644
0.1
787,000  Marsh & McLennan
Cos., Inc., 4.550%,
11/08/2027 796,102
0.3
327,000  Mastercard, Inc.,
4.550%,
03/15/2028 332,406
0.1
256,000
(3)
Mizuho Financial
Group, Inc., 5.376%,
05/26/2030 264,662
0.1
483,000
(3)
Morgan Stanley,
0.985%,
12/10/2026 479,856
0.2
568,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 559,132
0.2
546,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 534,442
0.2
190,000
(3)
Morgan Stanley,
4.994%,
04/12/2029 193,818
0.1
79,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 80,983
0.0
67,000
(3)
Morgan Stanley,
5.123%,
02/01/2029 68,451
0.0
248,000
(3)
Morgan Stanley,
5.192%,
04/17/2031 256,170
0.1
233,000
(3)
Morgan Stanley,
5.230%,
01/15/2031 240,537
0.1
19,000
(3)
Morgan Stanley,
5.664%,
04/17/2036 20,055
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
156,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 $ 162,581
0.1
545,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 533,388
0.2
424,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 420,993
0.1
222,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 227,273
0.1
250,000
(1)
National Securities
Clearing Corp., 4.700%,
05/20/2030 255,579
0.1
240,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 249,065
0.1
296,000
(1)
Principal Life Global
Funding II, 5.100%,
01/25/2029 303,938
0.1
214,000  Prologis L.P., 4.875%,
06/15/2028 218,959
0.1
90,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 92,953
0.0
570,000
(1)
RGA Global Funding,
4.350%,
08/25/2028 570,928
0.2
90,000
(3)
Royal Bank of Canada,
4.498%,
08/06/2029 90,721
0.0
544,000  Royal Bank of Canada,
GMTN, 1.150%,
07/14/2026 532,258
0.2
579,000
(3)
Royal Bank of Canada,
GMTN, 4.522%,
10/18/2028 583,954
0.2
313,000
(3)
Royal Bank of Canada,
GMTN, 4.715%,
03/27/2028 316,159
0.1
202,000  Royal Bank of Canada,
GMTN, 4.950%,
02/01/2029 207,678
0.1
95,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 97,251
0.0
434,000  Royal Bank of Canada,
GMTN, 5.200%,
07/20/2026 438,128
0.2
439,000
(3)
Santander UK Group
Holdings PLC, 6.833%,
11/21/2026 440,315
0.2
205,000
(1)
Skandinaviska Enskilda
Banken AB, 4.375%,
06/02/2028 206,900
0.1
175,000
(3)
State Street Corp.,
3.031%,
11/01/2034 164,342
0.1
340,000
(3)
State Street Corp.,
4.530%,
02/20/2029 343,722
0.1
372,000  State Street Corp.,
4.536%,
02/28/2028 376,854
0.1
83,000
(3)
State Street Corp.,
4.543%,
04/24/2028 83,704
0.0
65,000  State Street Corp.,
4.729%,
02/28/2030 66,459
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
572,000  Toronto-Dominion
Bank, GMTN, 4.980%,
04/05/2027 $ 580,427
0.2
691,000  Toronto-Dominion
Bank, MTN, 5.532%,
07/17/2026 698,805
0.2
260,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 256,793
0.1
316,000
(2)(3)
Truist Financial
Corp., MTN, 1.887%,
06/07/2029 297,846
0.1
256,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 264,936
0.1
440,000
(1)(3)
UBS Group AG,
4.151%,
12/23/2029 439,067
0.2
155,000
(3)
US Bancorp, 5.046%,
02/12/2031 159,020
0.1
165,000
(1)
USAA Capital Corp.,
4.375%,
06/01/2028 166,643
0.1
520,000
(3)
Wells Fargo & Co.,
4.078%,
09/15/2029 518,450
0.2
64,000
(3)
Wells Fargo & Co.,
4.970%,
04/23/2029 65,228
0.0
365,000
(2)(3)
Wells Fargo & Co.,
MTN, 2.879%,
10/30/2030 345,668
0.1
353,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 349,895
0.1
377,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 373,668
0.1
416,000
(3)
Wells Fargo & Co.,
MTN, 5.574%,
07/25/2029 431,214
0.2
40,038,779
13.9
Industrial : 3.5%
219,000  3M Co., 4.800%,
03/15/2030 224,020
0.1
311,000  AGCO Corp., 5.450%,
03/21/2027 315,645
0.1
127,000  Amcor Flexibles North
America, Inc., 4.800%,
03/17/2028 128,466
0.0
127,000  Amcor Flexibles North
America, Inc., 5.100%,
03/17/2030 129,945
0.0
527,000  Amphenol Corp.,
4.375%,
06/12/2028 531,854
0.2
364,000  Caterpillar Financial
Services Corp., 4.400%,
03/03/2028 367,961
0.1
207,000  Caterpillar Financial
Services Corp., 4.800%,
01/08/2030 213,520
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
190,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 $ 194,637
0.1
250,000  FedEx Corp., 3.250%,
04/01/2026 248,798
0.1
517,000  GATX Corp., 5.400%,
03/15/2027 524,721
0.2
221,000  HEICO Corp., 5.250%,
08/01/2028 226,986
0.1
523,000  Ingersoll Rand, Inc.,
5.197%,
06/15/2027 532,032
0.2
235,000  JB Hunt Transport
Services, Inc., 4.900%,
03/15/2030 239,972
0.1
380,000
(2)
John Deere Capital
Corp., MTN, 2.350%,
03/08/2027 372,216
0.1
659,000  John Deere Capital
Corp. I, 4.250%,
06/05/2028 664,647
0.2
318,000  L3Harris Technologies,
Inc., 4.400%,
06/15/2028 320,164
0.1
113,000  Lockheed Martin Corp.,
4.150%,
08/15/2028 113,737
0.0
232,000  Lockheed Martin Corp.,
4.400%,
08/15/2030 233,947
0.1
118,000
(1)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 119,210
0.0
96,000  Northrop Grumman
Corp., 4.650%,
07/15/2030 97,692
0.0
245,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
01/12/2027 248,067
0.1
564,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 580,347
0.2
447,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.050%,
08/01/2028 466,859
0.2
165,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 169,031
0.1
518,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 532,295
0.2
171,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 177,227
0.1
61,000
(2)
Ryder System,
Inc., MTN, 5.500%,
06/01/2029 63,673
0.0
504,000  Stanley Black &
Decker, Inc., 6.000%,
03/06/2028 523,924
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
646,000  Veralto Corp., 5.500%,
09/18/2026 $ 654,048
0.2
766,000  Waste Management,
Inc., 4.950%,
07/03/2027 779,597
0.3
9,995,238
3.5
Technology : 3.3%
261,000  Advanced Micro
Devices, Inc., 4.319%,
03/24/2028 263,329
0.1
792,000  Analog Devices, Inc.,
4.250%,
06/15/2028 797,729
0.3
444,000  Broadcom, Inc.,
3.459%,
09/15/2026 442,145
0.1
657,000  Broadcom, Inc.,
4.150%,
02/15/2028 658,848
0.2
650,000  Broadcom, Inc.,
4.800%,
04/15/2028 662,086
0.2
578,000  Cadence Design
Systems, Inc., 4.200%,
09/10/2027 580,629
0.2
470,000  Dell International LLC
/ EMC Corp., 4.150%,
02/15/2029 468,980
0.2
55,000  Dell International LLC
/ EMC Corp., 4.500%,
02/15/2031 54,887
0.0
253,000  Dell International LLC
/ EMC Corp., 4.750%,
04/01/2028 256,773
0.1
56,000  Dell International LLC
/ EMC Corp., 5.000%,
04/01/2030 57,381
0.0
311,000  Fiserv, Inc., 5.150%,
03/15/2027 315,204
0.1
444,000  Fiserv, Inc., 5.450%,
03/02/2028 456,564
0.2
245,000  Hewlett Packard
Enterprise Co., 4.150%,
09/15/2028 244,778
0.1
395,000  Hewlett Packard
Enterprise Co., 4.550%,
10/15/2029 397,251
0.1
445,000  IBM International
Capital Pte Ltd.,
4.600%,
02/05/2029 451,152
0.2
781,000  Oracle Corp., 1.650%,
03/25/2026 771,893
0.3
720,000  Oracle Corp., 2.650%,
07/15/2026 711,727
0.2
188,000  Oracle Corp., 4.800%,
08/03/2028 191,190
0.1
245,000  Roper Technologies,
Inc., 4.250%,
09/15/2028 246,206
0.1
416,000  Synopsys, Inc., 4.650%,
04/01/2028 420,729
0.1
61,000  Synopsys, Inc., 4.850%,
04/01/2030 62,152
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
530,000  VMware LLC, 3.900%,
08/21/2027 $ 528,168
0.2
408,000  VMware, Inc., 1.400%,
08/15/2026 399,027
0.1
215,000  Workday, Inc., 3.500%,
04/01/2027 213,181
0.1
9,652,009
3.3
Utilities : 5.5%
527,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 527,000
0.2
519,000  AES Corp., 5.450%,
06/01/2028 531,692
0.2
529,000  Alabama Power Co.,
3.750%,
09/01/2027 528,200
0.2
305,000  Ameren Corp., 5.700%,
12/01/2026 309,879
0.1
534,000  Ameren Illinois Co.,
3.800%,
05/15/2028 532,263
0.2
393,000  American Electric
Power Co., Inc.,
5.200%,
01/15/2029 405,379
0.1
471,000
(1)
Capital Power US
Holdings, Inc., 5.257%,
06/01/2028 480,125
0.2
218,000  CenterPoint Energy
Houston Electric LLC,
4.800%,
03/15/2030 223,175
0.1
218,000  Connecticut Light and
Power Co., 4.650%,
01/01/2029 222,081
0.1
149,000  Consumers Energy Co.,
4.500%,
01/15/2031 150,623
0.0
188,000  Consumers Energy Co.,
4.900%,
02/15/2029 192,835
0.1
69,000  DTE Electric Co.,
4.250%,
05/14/2027 69,382
0.0
580,000  DTE Energy Co.,
4.875%,
06/01/2028 590,203
0.2
323,000  DTE Energy Co.,
5.100%,
03/01/2029 331,092
0.1
565,000
(1)
Enel Finance
International NV,
4.125%,
09/30/2028 563,625
0.2
459,000  Eversource Energy,
2.900%,
03/01/2027 450,960
0.2
711,000  Eversource Energy,
4.750%,
05/15/2026 713,231
0.2
86,000  Exelon Corp., 5.150%,
03/15/2029 88,502
0.0
245,000  Georgia Power Co.,
4.000%,
10/01/2028 245,065
0.1
567,000  Georgia Power Co.,
5.004%,
02/23/2027 575,225
0.2
360,000
(1)
Jersey Central Power
& Light Co., 4.150%,
01/15/2029 359,693
0.1
195,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 201,251
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
527,000  National Rural Utilities
Cooperative Finance
Corp., 4.120%,
09/16/2027 $ 529,204
0.2
188,000  National Rural Utilities
Cooperative Finance
Corp., 5.150%,
06/15/2029 194,845
0.1
259,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 5.600%,
11/13/2026 263,302
0.1
180,000  National Rural Utilities
Cooperative Finance
Corp. D, 4.150%,
08/25/2028 180,547
0.1
231,000
(1)
New York State Electric
& Gas Corp., 5.650%,
08/15/2028 240,124
0.1
683,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 664,428
0.2
287,000  NextEra Energy Capital
Holdings, Inc., 1.900%,
06/15/2028 271,373
0.1
492,000  NextEra Energy Capital
Holdings, Inc., 4.625%,
07/15/2027 497,019
0.2
165,000  NextEra Energy Capital
Holdings, Inc., 4.900%,
02/28/2028 167,924
0.1
355,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
03/15/2030 365,704
0.1
324,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 291,905
0.1
389,000  ONE Gas, Inc., 5.100%,
04/01/2029 401,279
0.1
545,894  PG&E Wildfire
Recovery Funding
LLC A-1, 3.594%,
06/01/2032 538,975
0.2
129,000  Pinnacle West Capital
Corp., 5.150%,
05/15/2030 132,729
0.0
562,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 582,022
0.2
155,000  Sempra Energy,
5.400%,
08/01/2026 156,398
0.0
144,000  Southern Co., 5.500%,
03/15/2029 149,794
0.0
384,000  Southern Co. Gas
Capital Corp., 3.250%,
06/15/2026 381,717
0.1
580,000  Southern Co. Gas
Capital Corp. A,
4.050%,
09/15/2028 579,577
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
160,000  Southern Power Co. A,
4.250%,
10/01/2030 $ 159,115
0.1
315,000
(1)
Vistra Operations
Co. LLC, 5.050%,
12/30/2026 317,047
0.1
171,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 161,305
0.1
194,000  WEC Energy Group,
Inc., 4.750%,
01/09/2026 194,223
0.1
61,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 62,178
0.0
15,774,215
5.5
Total Corporate Bonds/
Notes
(Cost $118,262,468)
119,642,420
41.5
ASSET-BACKED SECURITIES : 18.3%
Automobile Asset-Backed Securities : 6.2%
941,860  Bridgecrest Lending
Auto Securitization
Trust 2025-2 A2,
4.840%,
01/18/2028 942,597
0.3
550,000  Carmax Auto Owner
Trust 2025-2 A4,
4.650%,
11/15/2030 560,651
0.2
750,000  CarMax Auto Owner
Trust 2022-1 B,
1.950%,
09/15/2027 741,028
0.3
886,766
(1)
Chase Auto Owner
Trust 2023-AA A3,
5.680%,
01/25/2029 897,344
0.3
500,000  Drive Auto Receivables
Trust 2024-2 A3,
4.500%,
09/15/2028 500,780
0.2
1,124,726  Drive Auto Receivables
Trust 2025-1 A2,
4.870%,
08/15/2028 1,127,386
0.4
730,370  Exeter Automobile
Receivables Trust
2025-3A A2, 4.830%,
01/18/2028 731,387
0.3
500,000  Exeter Automobile
Receivables Trust
2025-4A A2, 4.530%,
03/15/2028 500,636
0.2
450,000  Exeter Automobile
Receivables Trust
2025-4A A3, 4.390%,
09/17/2029 451,963
0.2
600,000  GM Financial Consumer
Automobile Receivables
Trust 2022-4 B,
5.500%,
08/16/2028 607,470
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
1,000,000  Harley-Davidson
Motorcycle Trust
2025-A A2A, 4.710%,
07/17/2028 $ 1,003,760
0.3
750,000
(1)
Hyundai Auto Lease
Securitization Trust
2025-B A3, 4.530%,
04/17/2028 757,014
0.3
1,200,000  Nissan Auto
Receivables Owner
Trust 2025-A A2A,
4.500%,
02/15/2028 1,205,343
0.4
950,000
(1)
Porsche Financial Auto
Securitization Trust
2023-1A A4, 4.720%,
06/23/2031 957,901
0.3
650,000
(1)
Porsche Innovative
Lease Owner Trust
2024-1A A4, 4.660%,
02/20/2030 655,108
0.2
1,000,000
(1)
Porsche Innovative
Lease Owner Trust
2025-1A A2A, 4.600%,
12/20/2027 1,003,354
0.3
950,000  Santander Drive Auto
Receivables Trust
2024-4 A3, 4.850%,
01/16/2029 953,455
0.3
550,000
(1)
Tesla Auto Lease Trust
2024-B A3, 4.820%,
10/20/2027 553,212
0.2
800,000  Toyota Auto
Receivables Owner
Trust 2023-A A4,
4.420%,
08/15/2028 804,838
0.3
550,000
(1)
Toyota Lease Owner
Trust 2025-A A3,
4.750%,
02/22/2028 556,231
0.2
1,500,000
(1)
Toyota Lease Owner
Trust 2025-B A3,
3.960%,
11/20/2028 1,502,316
0.5
1,000,000
(1)
Westlake Automobile
Receivables Trust
2023-3A B, 5.920%,
09/15/2028 1,004,845
0.3
18,018,619
6.2
Credit Card Asset-Backed Securities : 0.6%
1,750,000  Capital One Multi-
Asset Execution Trust
2025-A1 A, 3.820%,
09/16/2030 1,750,532
0.6
Other Asset-Backed Securities : 10.3%
1,200,000
(1)(3)
720 East CLO Ltd.
2023-IA A1R, 5.688%,
(TSFR3M + 1.370%),
04/15/2038 1,204,076
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
900,000
(1)(3)
AB BSL CLO 6 Ltd.
2025-6A A, 5.702%,
(TSFR3M + 1.430%),
07/20/2037 $ 901,635
0.3
100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
C, 6.115%, (TSFR1M +
1.964%),
08/15/2034 100,012
0.0
750,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 7.165%, (TSFR1M +
3.014%),
11/15/2036 750,431
0.3
650,000
(1)(3)
Ares LXV CLO Ltd.
2022-65A A1R,
5.278%, (TSFR3M +
1.120%),
07/25/2034 651,655
0.2
171,980
(1)(3)
Bain Capital Credit CLO
2018-2A A1R, 5.405%,
(TSFR3M + 1.080%),
07/19/2031 172,030
0.1
580,000
(1)(3)
Bain Capital Credit CLO
Ltd. 2020-5A ARR,
5.335%, (TSFR3M +
1.150%),
04/20/2034 580,281
0.2
1,000,000
(1)(3)
Benefit Street Partners
CLO XXI Ltd. 2020-21A
A1R, 5.749%, (TSFR3M
+ 1.432%),
10/15/2034 1,001,607
0.4
500,000
(1)(3)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 5.987%, (TSFR3M
+ 1.662%),
04/19/2034 500,337
0.2
69,591
(1)(3)
Carbone Clo Ltd.
2017-1A A1, 5.727%,
(TSFR3M + 1.402%),
01/20/2031 69,720
0.0
350,000
(1)(3)
Carlyle US CLO
Ltd. 2017-3A A1R2,
5.725%, (TSFR3M +
1.400%),
10/21/2037 351,399
0.1
1,550,000
(1)(3)
Carlyle US CLO Ltd.
2021-4A A2, 5.987%,
(TSFR3M + 1.662%),
04/20/2034 1,551,192
0.5
800,000
(1)(3)
CBAM Ltd. 2017-1A
AR2, 5.715%, (TSFR3M
+ 1.390%),
01/20/2038 804,038
0.3
600,000
(1)(3)
CIFC Funding Ltd.
2022-4A AR, 5.372%,
(TSFR3M + 1.090%),
07/16/2035 600,159
0.2
300,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 5.837%,
(TSFR3M + 1.512%),
01/20/2030 300,075
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
750,000
(1)(3)
Empower CLO Ltd.
2022-1A A1R, 5.715%,
(TSFR3M + 1.390%),
10/20/2037 $ 753,131
0.3
850,000
(1)(3)
Empower CLO Ltd.
2025-1A A, 5.637%,
(TSFR3M + 1.310%),
07/20/2038 853,514
0.3
2,100,000
(1)(3)
HGI CRE CLO Ltd.
2021-FL1 D, 6.611%,
(TSFR1M + 2.464%),
06/16/2036 2,096,856
0.7
136,823
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.074%,
(SOFR30A + 1.700%),
04/20/2037 136,864
0.0
1,150,000
(1)(3)
HPS Loan Management
Ltd. 2025-25A A,
5.619%, (TSFR3M +
1.430%),
07/26/2038 1,155,906
0.4
1,540,000
(1)(3)
Invesco CLO Ltd.
2021-3A A1R, 5.233%,
(TSFR3M + 1.080%),
10/22/2034 1,543,704
0.5
268,445
(1)
JGWPT XXXIII LLC
2014-3A A, 3.500%,
06/15/2077 242,713
0.1
400,000  John Deere Owner
Trust 2022 2022-A A4,
2.490%,
01/16/2029 399,652
0.1
400,000  John Deere Owner
Trust 2025 2025-A A4,
4.420%,
02/17/2032 404,910
0.1
300,000
(1)
Kubota Credit Owner
Trust 2025-2A A4,
4.570%,
11/15/2030 304,823
0.1
600,000
(1)(3)
LCM 26 Ltd. 26A A2,
5.837%, (TSFR3M +
1.512%),
01/20/2031 600,178
0.2
500,000
(1)(3)
Madison Park Funding
XXX Ltd. 2018-30A
A1R, 5.678%, (TSFR3M
+ 1.360%),
07/16/2037 501,699
0.2
500,000
(1)(3)
Market Street CLO Ltd.
I 2025-1A A1, 5.929%,
(TSFR3M + 1.600%),
07/20/2038 501,589
0.2
1,080,000
(1)(3)
Neuberger Berman
Loan Advisers CLO 26
Ltd. 2017-26A AR2,
5.689%, (TSFR3M +
1.360%),
10/18/2038 1,084,198
0.4
1,150,000
(1)(3)(4)
Neuberger Berman
Loan Advisers CLO 47
Ltd. 2022-47A AR,
(TSFR3M + 1.090%),
04/16/2035 1,151,367
0.4
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,000,000
(1)(3)
Octagon Investment
Partners 48 Ltd. 2020-
3A A1R2, 5.678%,
(TSFR3M + 1.360%),
01/15/2038 $ 1,005,538
0.4
300,000
(1)(3)
OZLM XV Ltd. 2016-
15A A1R3, 5.332%,
(TSFR3M + 1.050%),
04/20/2033 300,371
0.1
650,000
(1)(3)
Park Avenue
Institutional Advisers
CLO Ltd. 2021-
1A A1AR, 5.342%,
(TSFR3M + 1.110%),
01/20/2034 650,266
0.2
600,000
(1)
PFS Financing Corp.
2023-C A, 5.520%,
10/15/2028 609,020
0.2
1,300,000
(1)(3)
Rad CLO 6 Ltd. 2019-
6A A1R, 5.715%,
(TSFR3M + 1.390%),
10/20/2037 1,304,263
0.5
800,000
(1)
SoFi Consumer Loan
Program Trust 2025-1
B, 5.120%,
02/27/2034 809,697
0.3
276,674
(1)(3)
Sound Point CLO XVIII
Ltd. 2017-4A A1,
5.707%, (TSFR3M +
1.382%),
01/21/2031 276,936
0.1
800,000
(1)(3)
Sound Point CLO XXIII
2019-2A AR, 5.749%,
(TSFR3M + 1.432%),
07/15/2034 801,400
0.3
150,310
(1)(3)
TCI-Symphony CLO
Ltd. 2017-1A AR,
5.509%, (TSFR3M +
1.192%),
07/15/2030 150,395
0.1
474,568
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
5.568%, (TSFR3M +
1.250%),
07/15/2032 474,736
0.2
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A3, 4.290%,
10/16/2028 301,437
0.1
300,000
(1)
Volvo Financial
Equipment LLC Series
2024-1A A4, 4.290%,
07/15/2031 302,007
0.1
400,000
(1)
Volvo Financial
Equipment LLC Series
2025-1A A3, 4.460%,
05/15/2029 403,239
0.1
500,000
(1)(3)
Wellman Park CLO Ltd.
2021-1A AR, 5.668%,
(TSFR3M + 1.350%),
07/15/2037 501,134
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
400,000
(1)(3)
Wind River CLO Ltd.
2024-1A A, 5.925%,
(TSFR3M + 1.600%),
04/20/2037 $ 401,438
0.1
29,561,628
10.3
Student Loan Asset-Backed Securities : 1.2%
166,925
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 161,585
0.1
188,214
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 176,788
0.1
98,124
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 89,845
0.0
174,340
(1)
Navient Private
Education Refi Loan
Trust 2021-FA A,
1.110%,
02/18/2070 155,664
0.0
773,159
(1)
Navient Private
Education Refi Loan
Trust 2022-BA A,
4.160%,
10/15/2070 762,921
0.3
1,082,032
(1)
Navient Private
Education Refi Loan
Trust 2023-A A,
5.510%,
10/15/2071 1,109,900
0.4
672,662
(1)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 685,639
0.2
233,112
(1)
SoFi Professional
Loan Program Trust
2021-B AFX, 1.140%,
02/15/2047 204,763
0.1
3,347,105
1.2
Total Asset-Backed
Securities
(Cost $52,520,332)
52,677,884
18.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 13.7%
1,000,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes LLC 2025-FL1
A, 5.489%, (TSFR1M +
1.354%),
01/20/2043 1,001,559
0.4
1,000,000
(1)(3)
AREIT Ltd. 2025-
CRE10 A, 5.531%,
(TSFR1M + 1.388%),
12/17/2029 1,002,589
0.4
1,000,000
(1)(3)
ARES1 2024-IND2 A,
5.593%, (TSFR1M +
1.443%),
10/15/2034 1,001,927
0.4
1,000,000
(3)
BANK5 2024-5YR10
B, 6.140%,
10/15/2057 1,030,621
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
834,297
(1)(3)
BFLD Mortgage
Trust 2024-WRHS A,
5.642%, (TSFR1M +
1.492%),
08/15/2026 $ 835,388
0.3
1,500,000
(1)(3)
BHMS Commercial
Mortgage Trust 2025-
ATLS A, 6.000%,
(TSFR1M + 1.850%),
08/15/2042 1,507,246
0.5
1,897,655
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 5.842%,
(TSFR1M + 1.692%),
03/15/2041 1,901,338
0.7
1,250,000
(3)
BMO Mortgage Trust
2024-5C6 B, 6.086%,
09/15/2057 1,288,827
0.4
1,000,000
(1)(3)
BSPRT Issuer LLC
2025-FL12 A, 5.486%,
(TSFR1M + 1.386%),
01/17/2043 998,424
0.3
865,385
(1)(3)
BX 2024-PALM A,
5.691%, (TSFR1M +
1.541%),
06/15/2037 867,828
0.3
936,193
(1)(3)
BX Commercial
Mortgage Trust 2021-
ACNT B, 5.514%,
(TSFR1M + 1.364%),
11/15/2038 936,125
0.3
1,198,975
(1)(3)
BX Commercial
Mortgage Trust 2024-
AIR2 B, 5.943%,
(TSFR1M + 1.792%),
10/15/2041 1,203,481
0.4
800,000
(1)(3)
BX Trust 2021-ARIA
C, 5.910%, (TSFR1M +
1.760%),
10/15/2036 800,108
0.3
955,585
(1)(3)
BX Trust 2025-LUNR
B, 6.000%, (TSFR1M +
1.850%),
06/15/2040 959,127
0.3
1,800,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 6.243%,
(TSFR1M + 2.092%),
03/15/2035 1,804,046
0.6
340,000
(1)(3)
BXSC Commercial
Mortgage Trust 2022-
WSS C, 6.542%,
(TSFR1M + 2.391%),
03/15/2035 341,108
0.1
1,500,000
(1)(3)
CSTL Commercial
Mortgage Trust 2024-
GATE B, 5.221%,
11/10/2041 1,497,337
0.5
1,500,000
(1)
ELM Trust 2024-
ELM B15, 6.195%,
06/10/2039 1,509,115
0.5
1,096,259
(1)(3)
Extended Stay America
Trust 2021-ESH C,
5.964%, (TSFR1M +
1.814%),
07/15/2038 1,097,538
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
Extended Stay America
Trust 2025-ESH B,
5.750%, (TSFR1M +
1.600%),
10/15/2042 $ 1,005,625
0.4
34,690  Ginnie Mae 2017-86
AB, 2.300%,
11/16/2051 34,106
0.0
500,000
(1)
ICNQ Mortgage Trust
2024-MF A, 5.778%,
12/10/2034 516,279
0.2
1,500,000
(1)(3)
ILPT Commercial
Mortgage Trust 2025-
LPF2 A, 5.468%,
07/13/2042 1,528,953
0.5
1,300,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH B, 5.605%,
(TSFR1M + 1.454%),
06/15/2038 1,212,736
0.4
1,000,000
(1)(3)
KRE Commercial
Mortgage Trust 2025-
AIP4 A, 5.450%,
(TSFR1M + 1.300%),
03/15/2042 1,000,079
0.3
1,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 5.741%, (TSFR1M +
1.591%),
06/15/2039 1,002,559
0.4
1,000,000
(1)(3)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 998,496
0.3
1,600,000
(1)(3)
MHP 2022-MHIL B,
5.264%, (TSFR1M +
1.114%),
01/15/2039 1,600,555
0.6
1,250,000
(1)(3)
MHP Commercial
Mortgage Trust 2025-
MHIL2 B, 5.950%,
(TSFR1M + 1.800%),
09/15/2040 1,252,165
0.4
1,810,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C22 AS,
3.561%,
04/15/2048 1,746,159
0.6
500,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.557%,
(TSFR1M + 1.397%),
03/15/2039 500,090
0.2
1,000,000
(1)(3)
NXPT Commercial
Mortgage Trust 2024-
STOR A, 4.455%,
11/05/2041 990,160
0.3
1,200,000
(1)(3)
ONNI Commerical
Mortgage Trust 2024-
APT A, 5.753%,
07/15/2039 1,228,973
0.4
1,000,000
(1)(3)
PRM Trust 2025-PRM6
A, 4.630%,
07/05/2033 997,364
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(1)(3)
SCG Commercial
Mortgage Trust 2025-
FLWR A, 5.400%,
(TSFR1M + 1.250%),
08/15/2042 $ 501,121
0.2
618,564
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 628,408
0.2
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2025-B33RP A,
5.500%, (TSFR1M +
1.350%),
08/15/2042 1,001,455
0.4
250,000
(1)(3)
WMRK Commercial
Mortgage Trust 2022-
WMRK A, 6.939%,
(TSFR1M + 2.789%),
11/15/2027 251,118
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $39,241,836)
39,580,133
13.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 11.8%
586,111
(3)
Fannie Mae REMIC
Trust 2006-43 FJ,
4.881%, (SOFR30A +
0.524%),
06/25/2036 582,809
0.2
225,239
(3)
Fannie Mae REMIC
Trust 2007-14 PF,
4.661%, (SOFR30A +
0.304%),
03/25/2037 221,979
0.1
782,461
(3)
Fannie Mae REMIC
Trust 2007-75 AF,
4.741%, (SOFR30A +
0.384%),
08/25/2037 773,496
0.3
131,854
(3)
Fannie Mae REMIC
Trust 2010-123 FL,
4.901%, (SOFR30A +
0.544%),
11/25/2040 131,014
0.0
303,470
(3)
Fannie Mae REMIC
Trust 2010-136 FG,
4.971%, (SOFR30A +
0.614%),
12/25/2030 304,088
0.1
728,942
(3)
Fannie Mae REMIC
Trust 2011-51 FM,
5.121%, (SOFR30A +
0.764%),
06/25/2041 727,733
0.3
29,640
(3)
Fannie Mae REMIC
Trust 2011-68 F,
4.741%, (SOFR30A +
0.384%),
07/25/2031 29,625
0.0
50,133
(3)
Fannie Mae REMIC
Trust 2011-96 FN,
4.971%, (SOFR30A +
0.614%),
10/25/2041 49,920
0.0
217,244
(3)
Fannie Mae REMIC
Trust 2013-34 PF,
4.821%, (SOFR30A +
0.464%),
08/25/2042 215,690
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,395,531
(3)
Fannie Mae REMIC
Trust 2024-103 FH,
5.606%, (SOFR30A +
1.250%),
01/25/2055 $ 4,412,113
1.5
477,835
(3)
Fannie Mae REMIC
Trust 2024-103 FM,
5.856%, (SOFR30A +
1.500%),
01/25/2055 482,912
0.2
3,746,403
(3)
Fannie Mae REMIC
Trust 2024-15 FD,
5.706%, (SOFR30A +
1.350%),
04/25/2054 3,768,884
1.3
458,887
(3)
Fannie Mae REMIC
Trust 2024-86 FA,
5.806%, (SOFR30A +
1.450%),
12/25/2054 463,252
0.2
3,089,174
(3)
Fannie Mae REMIC
Trust 2024-88 DF,
5.606%, (SOFR30A +
1.250%),
12/25/2054 3,100,981
1.1
12,576
(1)(3)
Flagstar Mortgage Trust
2017-2 A3, 3.500%,
10/25/2047 11,401
0.0
209,942
(1)(3)
Flagstar Mortgage Trust
2020-2 A2, 3.000%,
08/25/2050 182,103
0.1
1,359,444
(3)
Freddie Mac REMIC
Trust 3119 PF,
4.787%, (SOFR30A +
0.414%),
02/15/2036 1,346,498
0.5
848,966
(3)
Freddie Mac REMIC
Trust 3153 UF,
4.917%, (SOFR30A +
0.544%),
05/15/2036 844,523
0.3
320,759
(3)
Freddie Mac REMIC
Trust 3626 FA,
5.137%, (SOFR30A +
0.764%),
05/15/2036 320,464
0.1
187,064
(3)
Freddie Mac REMIC
Trust 4508 CF,
4.887%, (SOFR30A +
0.514%),
09/15/2045 185,471
0.1
208,777
(3)
Freddie Mac REMIC
Trust 4879 DF,
4.887%, (SOFR30A +
0.514%),
08/15/2034 207,556
0.1
5,083,942
(3)
Freddie Mac REMIC
Trust 5410 DF,
5.806%, (SOFR30A +
1.450%),
05/25/2054 5,114,069
1.8
964,108
(3)
Freddie Mac REMIC
Trust 5481 FA,
5.756%, (SOFR30A +
1.400%),
12/25/2054 971,312
0.3
424,229
(3)
Freddie Mac REMIC
Trust 5483 FD,
5.656%, (SOFR30A +
1.300%),
12/25/2054 426,464
0.1
326,581
(3)
Ginnie Mae 2012-H11
FA, 5.166%, (TSFR1M
+ 0.814%),
02/20/2062 328,042
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
54,041
(3)
Ginnie Mae 2014-H05
FB, 5.066%, (TSFR1M
+ 0.714%),
12/20/2063 $ 54,153
0.0
711,495
(3)
Ginnie Mae 2015-H30
FE, 5.066%, (TSFR1M
+ 0.714%),
11/20/2065 712,622
0.2
523,884
(3)
Ginnie Mae 2016-H06
FD, 5.386%, (TSFR1M
+ 1.034%),
07/20/2065 526,314
0.2
427,365
(3)
Ginnie Mae 2016-H16
FE, 5.161%, (TSFR12M
+ 1.095%),
06/20/2066 431,300
0.2
148,900
(3)
Ginnie Mae 2017-H09
FG, 4.936%, (TSFR1M
+ 0.584%),
03/20/2067 148,917
0.1
900,320
(3)
Ginnie Mae 2020-H09
NF, 5.716%, (TSFR1M
+ 1.364%),
04/20/2070 913,361
0.3
2,290,751
(3)
Ginnie Mae 2020-H13
FC, 4.916%, (TSFR1M
+ 0.564%),
07/20/2070 2,263,523
0.8
712,275  Ginnie Mae 2023-
86 DA, 5.500%,
08/20/2050 717,624
0.2
5,571
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 5,230
0.0
141,794
(1)(3)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 128,079
0.0
263,503
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 217,769
0.1
1,409,835
(1)(3)
OBX Trust 2023-J1 A3,
4.500%,
01/25/2053 1,364,215
0.5
484,723
(1)(3)
Rate Mortgage Trust
2021-HB1 A31,
2.500%,
12/25/2051 399,824
0.1
557,219  Seasoned Credit Risk
Transfer Trust Series
2018-2 MA, 3.500%,
11/25/2057 544,597
0.2
120,636
(1)(3)
Sequoia Mortgage Trust
2014-4 B3, 3.896%,
11/25/2044 117,331
0.0
30,595
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 28,716
0.0
65,438
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.468%,
06/25/2034 64,129
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
151,516
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 A17, 3.000%,
12/25/2049 $ 131,650
0.0
Total Collateralized
Mortgage Obligations
(Cost $34,005,628)
33,971,753
11.8
U.S. TREASURY OBLIGATIONS : 8.9%
United States Treasury Notes : 8.9%
189,400
1.250
%,
11/30/2026 184,140
0.1
107,900
1.500
%,
01/31/2027 104,867
0.0
128,900
1.500
%,
11/30/2028 120,715
0.0
1,295,800
3.375
%,
09/15/2027 1,290,004
0.5
3,483,400
3.375
%,
09/15/2028 3,459,860
1.2
4,076,800
3.500
%,
09/30/2027 4,068,201
1.4
1,118,100
3.625
%,
09/30/2030 1,112,466
0.4
1,971,000
3.875
%,
09/30/2032 1,964,687
0.7
12,398,400
(2)
4.125
%,
06/15/2026 12,428,026
4.3
14,600
4.250
%,
08/15/2035 14,720
0.0
69,000
4.375
%,
12/15/2026 69,550
0.0
802,000
4.625
%,
03/15/2026 804,778
0.3
25,622,014
8.9
Total U.S. Treasury
Obligations
(Cost $25,632,557)
25,622,014
8.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.0%
Uniform Mortgage-Backed Securities : 0.0%
3,153
6.500
%,
10/01/2032 3,254
0.0
3,402
7.000
%,
10/01/2032 3,552
0.0
6,806
0.0
Total U.S. Government
Agency Obligations
(Cost $6,661)
6,806
0.0
Total Long-Term
Investments
(Cost $269,669,482)
271,501,010
94.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 11.4%
Repurchase Agreements : 4.6%
3,561,526
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $3,561,937,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$3,632,800, due
08/27/27-09/01/55)
$ 3,561,526
1.2
150,456
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$150,473, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $153,465, due
07/15/26-08/15/54)
150,456
0.1
3,561,526
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $3,561,938,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $3,632,756, due
08/01/32-06/01/64)
3,561,526
1.2
283,463
(5)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$283,496, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $289,132, due
12/31/31-05/31/32)
283,463
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
391,906
(5)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$391,951, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $399,744, due
11/18/25-08/15/55)
$ 391,906
0.1
126,138
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$126,152, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $128,661, due
10/23/25-08/15/55)
126,138
0.1
3,409,641
(5)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $3,410,033,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$3,477,835, due
01/15/29-10/01/55)
3,409,641
1.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,778,307
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,778,512,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,813,873, due
08/01/42-09/01/55)
$ 1,778,307
0.6
Total Repurchase
Agreements
(Cost $13,262,963)
13,262,963
4.6
Time Deposits : 0.9%
380,000
(5)
Canadian Imperial Bank
of Commerce,
4.090
%,
10/01/2025 380,000
0.1
350,000
(5)
DZ Bank AG,
4.080
%,
10/01/2025 350,000
0.1
350,000
(5)
HSBC Bank PLC,
4.130
%,
10/01/2025 350,000
0.1
370,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 370,000
0.1
380,000
(5)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 380,000
0.2
380,000
(5)
Royal Bank of Canada,
4.140
%,
10/01/2025 380,000
0.2
380,000
(5)
Societe Generale S.A.,
4.090
%,
10/01/2025 380,000
0.1
Total Time Deposits
(Cost $2,590,000)
2,590,000
0.9
Commercial Paper : 5.9%
2,000,000
AutoZone, Inc.,
4.230
%,
10/01/2025 1,999,768
0.7
900,000
BASF SE,
4.440
%,
11/07/2025 895,856
0.3
2,000,000  Enbridge (US) Inc.,
4.370
%,
10/24/2025 1,994,270
0.7
1,500,000
Entergy Corp.,
4.270
%,
10/01/2025 1,499,824
0.5
604,000
(1)
Johnson Controls
International PLC,
4.260
%,
10/01/2025 603,929
0.2
5,000,000  McCormick & Co., Inc.,
4.340
%,
10/14/2025 4,991,695
1.7
1,000,000  Mondelez International,
Inc.,
4.310
%,
10/10/2025 998,821
0.4
2,000,000
Oracle Corp.,
4.310
%,
11/21/2025 1,987,784
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,975,000
Parker-Hannifi,
4.870
%,
10/01/2025 $ 1,974,768
0.7
Total Commercial Paper
(Cost $16,948,470)
16,946,715
5.9
Total Short-Term
Investments
(Cost $32,801,433)
32,799,678
11.4
Total Investments in
Securities
(Cost $302,470,915) $ 304,300,688 105.6
Liabilities in Excess of
Other Assets
(16,190,787) (5.6)
Net Assets $ 288,109,901 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2025.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 119,642,420 $ — $ 119,642,420
Asset-Backed Securities — 52,677,884 — 52,677,884
Commercial Mortgage-Backed Securities — 39,580,133 — 39,580,133
Collateralized Mortgage Obligations — 33,971,753 — 33,971,753
U.S. Treasury Obligations — 25,622,014 — 25,622,014
U.S. Government Agency Obligations — 6,806 — 6,806
Short-Term Investments — 32,799,678 — 32,799,678
Total Investments, at fair value $ — $ 304,300,688 $ — $ 304,300,688
Other Financial Instruments+
Futures 121,380 — — 121,380
Total Assets $ 121,380 $ 304,300,688 $ — $ 304,422,068
Liabilities Table
Other Financial Instruments+
Futures $ (170,308) $ — $ — $ (170,308)
Written Options — (16,610) — (16,610)
Total Liabilities $ (170,308) $ (16,610) $ — $ (186,918)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 727 12/31/25 $ 151,505,664 $ (40,309)
U.S. Treasury Ultra Long Bond 30 12/19/25 3,601,875 93,683
$ 155,107,539 $ 53,374
Short Contracts:
U.S. Treasury 5-Year Note (197) 12/31/25 (21,511,477) 25,606
U.S. Treasury 10-Year Note (9) 12/19/25 (1,012,500) 2,091
U.S. Treasury Long Bond (56) 12/19/25 (6,529,250) (119,339)
U.S. Treasury Ultra 10-Year Note (17) 12/19/25 (1,956,328) (10,660)
$ (31,009,555) $ (102,302)
At September 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Limited Maturity Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Morgan Stanley
Capital Services
LLC
CDX North American
Investment Grade, Series
45, Version 1 5.000 Receive 55.000% 11/19/25 USD 14,500,000 $ 17,835 $ (16,610)
$ 17,835 $ (16,610)
Currency Abbreviations:
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Limited Maturity Bond Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,356,572
Gross Unrealized Depreciation (526,799)
Net Unrealized Appreciation $ 1,829,773